Fair Value Measurement - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2013 Fastweb Acquisition USD ($)	Dec. 31, 2013 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition CNY	Dec. 31, 2013 Tianwang and Yilong USD ($)	Dec. 31, 2013 Tianwang and Yilong CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration in shares reclassified to additional paid in capital	$ 6,387	38,665	18,259	$ 7,435	45,012	41,197	$ 1,665	10,082	$ 5,279	31,956